SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					03/31/13
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: MARCH 31, 2013

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 04/24/13

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	42
Form 13F Information Table Value Total:	$2,721,020
List of Other Included Managers:
NONE

                                                                      Form 13F Information Table
                                       Title of            Value      shares/     sh/ put/ InvstmeOther Voting Authority
Name of Issuer                         Class  Cusip        (x$1000)   Prn amt     prn call dscretnMgrs  Sole    SharedNone

AMERICAN EXPRESS CO                    COM    025816109          75680     1121847SH       sole          1091092       30755
BARD, C R INC                          COM    067383109          67577      670540SH       sole           651255       19285
BARRICK GOLD CORP COM                  COM    067901108          68968     2345842SH       sole          2264992       80850
BAXTER INTL INC                        COM    071813109          77696     1069604SH       sole          1038619       30985
BECTON DICKINSON & CO COM              COM    75887109           62799      656826SH       sole           637751       19075
CHEVRON CORP NEW COM                   COM    166764100          43224      363778SH       sole           353458       10320
CHUBB CORP                             COM    171232101          77102      880858SH       sole           855933       24925
CISCO SYS INC COM                      COM    17275R102          69550     3328530SH       sole          3228430      100100
CONOCOPHILLIPS COM                     COM    20825C104          70265     1169131SH       sole          1132726       36405
CVS CORP COM                           COM    126650100          29868      543161SH       sole           526756       16405
DELL INC COM                           COM    24702R101          63862     4456558SH       sole          4275368      181190
DEVON ENERGY CORP NEW COM              COM    25179M103          70007     1240816SH       sole          1207571       33245
DR PEPPER SNAPPLE GROUP INC COM        COM    26138E109          86220     1836424SH       sole          1777544       58880
EBAY INC COM                           COM    278642103            560       10323SH       sole            10323           0
EXELON CORP COM                        COM    30161N101         104335     3025943SH       sole          2929773       96170
EXXON MOBIL CORP COM                   COM    30231G102          94975     1053993SH       sole          1020683       33310
GLAXOSMITHKLINE PLC SPONSORED ADR      COM    37733W105          53835     1147623SH       sole          1110838       36785
GOOGLE INC CL A                        COM    38259P508          67335       84785SH       sole            82157        2628
ISHARES TR RUSL 3000 VALU              COM    464287663           4018       37820SH       sole            37820           0
ISHARES TR RUSSELL1000VAL              COM    464287598           1905       23470SH       sole            23470           0
JOHNSON & JOHNSON                      COM    478160104          90956     1115616SH       sole          1084721       30895
MARKET VECTORS ETF TR GOLD MINER ETF   COM    57060U100            522       13800SH       sole            13800           0
MEDTRONIC INC COM                      COM    585055106         103833     2211096SH       sole          2147881       63215
MICROSOFT                              COM    594918104         103323     3612054SH       sole          3491869      120185
MOLSON COORS BREWING CO CL B           COM    60871R209         128945     2635299SH       sole          2550164       85135
NEWMONT MNG CORP                       COM    651639106          69391     1656508SH       sole          1607818       48690
NORTHROP GRUMMAN CORP COM              COM    666807102          75388     1074673SH       sole          1040183       34490
PEPSICO INC                            COM    713448108         119142     1506028SH       sole          1462868       43160
PNC FINANCIAL CORP                     COM    693475105          89056     1339185SH       sole          1299480       39705
PROCTER & GAMBLE COMPANY               COM    742718109          79103     1026509SH       sole           998024       28485
PROSHARES TR SHRT 20+YR TRE            COM    74347X146            615       20555SH       sole            20555           0
SCHWAB CHARLES CORP NEW COM            COM    808513105          70395     3979348SH       sole          3860478      118870
SIGMA ALDRICH CORP COM                 COM    826552101          41977      540591SH       sole           525886       14705
SPDR GOLD TRUST GOLD SHS               COM    78463V107            270        1750SH       sole             1750           0
SUNTRUST BKS INC COM                   COM    867914103          42309     1468541SH       sole          1430361       38180
TARGET CORP COM                        COM    87612E106         107827     1575268SH       sole          1527578       47690
TORCHMARK CORP COM                     COM    891027104          46683      780647SH       sole           759546       21101
TRAVELERS COMPANIES INC                COM    89417E109          64361      764472SH       sole           744872       19600
UNILEVER NV N Y SHS NEW                COM    904784709          13087      319194SH       sole           278844       40350
US BANCORP DEL COM NEW                 COM    902973304          84792     2499018SH       sole          2427083       71935
WAL MART STORES INC                    COM    931142103         112645     1505350SH       sole          1456520       48830
WELLS FARGO & CO NEW COM               COM    949746101          86619     2341696SH       sole          2274191       67505
                                                            2,721,020